UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.®

(Address of principal executive offices):	100 Fillmore St.
Suite 325
Denver, CO 80206

(Name and address of agent for service):	David J. Corkins
100 Fillmore St.
Suite 325
Denver, CO 80206

Registrant’s telephone number:	303-398-2929

Date of fiscal year end:	June 30, 2016

Date of reporting period:	September 30, 2015

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Growth Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value

Common Stocks - 91.5%
Consumer Discretionary - 20.1%

Distributors - 1.6%
LKQ Corp.[1]	972,623	$27,583,588

Diversified Consumer Services - 3.3%
Grand Canyon Education, Inc.[1]	519,498	19,735,729
ServiceMaster Global Holdings, Inc.[1]	1,116,470	37,457,569

		57,193,298

Hotels, Restaurants & Leisure - 1.4%
Dunkin’ Brands Group, Inc.	473,793	23,215,857

Media - 2.2%
National CineMedia, Inc.	2,892,781	38,821,121

Specialty Retail - 7.0%
DSW, Inc. Class A	816,152	20,656,807
Five Below, Inc.[1]	737,999	24,782,006
Hibbett Sports, Inc.[1]	718,449	25,152,900
Monro Muffler Brake, Inc.	208,931	14,113,289
Sally Beauty Holdings, Inc.[1]	1,566,138	37,195,778

		121,900,780

Textiles, Apparel & Luxury Goods - 4.6%
Carter’s, Inc.	406,571	36,851,595
Tumi Holdings, Inc.[1]	1,088,522	19,179,758
Wolverine World Wide, Inc.	1,093,021	23,652,974

		79,684,327

Total Consumer Discretionary		348,398,971

Consumer Staples - 0.5%

Beverages - 0.5%
Boston Beer Co., Inc/The Class A1	44,534	9,379,306

Total Consumer Staples		9,379,306

Energy - 4.1%

Energy Equipment & Services - 4.1%
CHC Group Ltd.[1]	2,281,611	1,368,967
Core Laboratories N.V. (Netherlands)	193,279	19,289,244
Dril-Quip, Inc.[1]	294,133	17,124,423
RigNet, Inc.[1]	1,282,945	32,715,097

Total Energy		70,497,731

Financials - 6.7%

Capital Markets - 4.4%
Financial Engines, Inc.	423,561	12,482,343
LPL Financial Holdings, Inc.	1,257,058	49,993,197
WisdomTree Investments, Inc.	851,496	13,734,630

		76,210,170

Commercial Banks - 1.7%
Bank of the Ozarks, Inc.	668,353	29,247,127

	Shares	Value

Real Estate Investment Trusts - 0.6%
National Storage Affiliates Trust	851,627	$11,539,546

Total Financials		116,996,843

Health Care - 13.8%

Biotechnology - 3.2%
Atara Biotherapeutics, Inc. [1]	222,449	6,993,797
Chimerix, Inc. [1]	190,700	7,284,740
Dyax Corp.[1]	422,787	8,071,004
Exact Sciences Corp.[1]	389,366	7,004,694
Juno Therapeutics, Inc. [1]	233,956	9,519,670
Neurocrine Biosciences, Inc.[1]	182,723	7,270,548
OvaScience, Inc. [1]	1,011,588	8,588,382

		54,732,835

Health Care Equipment & Supplies - 2.4%
Align Technology, Inc.[1]	434,526	24,663,696
LDR Holding Corp. [1]	512,047	17,680,983

		42,344,679

Health Care Providers & Services - 4.6%
Cooper Cos., Inc. (The)	199,144	29,644,576
Endologix, Inc.[1]	1,612,293	19,766,712
Insulet Corp.[1]	614,764	15,928,535
Novadaq Technologies, Inc.[1]	712,158	7,427,808
Quidel Corp.[1]	416,478	7,863,105

		80,630,736

Health Care Technology - 1.9%
athenahealth, Inc.[1]	80,029	10,671,867
Medidata Solutions, Inc.[1]	203,820	8,582,860
Spectranetics Corp. (The)[1]	1,124,975	13,263,455

		32,518,182

Pharmaceuticals - 1.7%
Prestige Brands Holdings, Inc.[1]	422,726	19,090,306
Revance Therapeutics, Inc.[1]	325,361	9,682,743
Syndax Pharmaceuticals, Inc.,
Series C Preferred, Acquisition Date: 8/18/15, Cost $1,489,005[1,2,3]	133,030	1,489,005

		30,262,054

Total Health Care		240,488,486

Industrials - 23.7%

Aerospace & Defense - 2.1%
HEICO Corp. Class A	790,279	35,886,569

Air Freight & Logistics - 1.8%
Expeditors International of Washington, Inc.	205,555	9,671,363
Forward Air Corp.	523,350	21,713,791

		31,385,154

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

	Shares	Value

Commercial Services & Supplies - 4.0%
Clean Harbors, Inc.[1]	1,144,709	$50,332,855
Ritchie Bros. Auctioneers, Inc. (Canada)	741,556	19,191,469

		69,524,324

Electrical Equipment - 1.1%
Sensata Technologies Holding N.V. (Netherlands)[1]	418,549	18,558,463

Machinery - 5.0%
Donaldson Co., Inc.	316,939	8,899,647
Kennametal, Inc.	339,323	8,445,750
Proto Labs, Inc.[1]	417,732	27,988,044
Tennant Co.	424,369	23,841,050
Woodward, Inc.	431,226	17,550,898

		86,725,389

Marine - 1.0%
Kirby Corp.[1]	289,874	17,957,694

Professional Services - 3.0%
CEB, Inc.	548,740	37,500,892
TriNet Group, Inc.[1]	888,515	14,927,052

		52,427,944

Road & Rail - 3.3%
Heartland Express, Inc.	1,564,226	31,190,667
Roadrunner Transportation Systems, Inc.[1]	934,262	17,190,421
Saia, Inc.[1]	275,194	8,517,254

		56,898,342

Trading Companies & Distributors - 2.4%
MSC Industrial Direct Co., Class A	549,707	33,548,618
WESCO International, Inc.[1]	176,364	8,195,635

		41,744,253

Total Industrials		411,108,132

Information Technology - 22.6%

Electronic Equipment & Instruments - 2.3%
Trimble Navigation Ltd.[1]	2,404,150	39,476,143

	Shares	Value

Internet Software & Services - 5.7%
ChannelAdvisor Corp.[1]	1,199,620	$11,924,223
Cimpress, N.V. (Netherlands)[1]	223,153	16,984,175
CoStar Group, Inc.[1]	56,616	9,797,965
Dealertrack Technologies, Inc.[1]	409,210	25,845,704
Demandware, Inc.[1]	233,785	12,082,009
Shutterstock, Inc.[1]	311,351	9,415,254
SPS Commerce, Inc.[1]	203,015	13,782,688

		99,832,018

IT Services - 2.9%
Euronet Worldwide, Inc.[1]	195,873	14,512,230
Gartner, Inc.[1]	426,300	35,779,359

		50,291,589

Software - 10.8%
Cadence Design Systems, Inc.[1]	2,764,999	57,180,179
Descartes Systems Group, Inc. (The)[1]	480,647	8,502,645
Fleetmatics Group Plc (Ireland)[1]	331,094	16,253,405
RealPage, Inc.[1]	557,734	9,269,539
SolarWinds, Inc.[1]	929,900	36,489,276
Solera Holdings, Inc.	687,785	37,140,390
SS&C Technologies Holdings, Inc.	322,517	22,589,091

		187,424,525

Technology Hardware, Storage & Peripherals - 0.9%
Stratasys Ltd.[1]	558,720	14,800,493

Total Information Technology		391,824,768

Total Investments - 91.5%
(Cost $1,647,322,128)		1,588,694,237

Cash and Other Assets, Less Liabilities - 8.5%		147,861,274

Net Assets - 100.0%		$1,736,555,511

N.V.—Naamloze Vennootschap is the Dutch term for limited liability company

Plc—Public Limited Company

[1]	Non-income producing security.
[2]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $1,489,005 and represents 0.09% of net assets.
[3]	Level 3 security. See Note 1 in Notes to Schedules of Investments.

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	2	www.meridianfund.com

Meridian Contrarian Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value

Common Stocks - 92.0%
Consumer Discretionary - 21.5%

Distributors - 2.9%
LKQ Corp.[1]	597,256	$16,938,180

Diversified Consumer Services - 2.3%
Regis Corp.[1]	437,601	5,732,573
ServiceMaster Global Holdings, Inc.[1]	223,912	7,512,248

		13,244,821

Food & Staples Retailing - 2.4%
Fresh Market, Inc. (The) [1]	281,000	6,347,790
United Natural Foods, Inc.[1]	157,502	7,640,422

		13,988,212

Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp.	133,587	5,072,298

Leisure Equipment & Products - 1.0%
Polaris Industries, Inc.	48,800	5,849,656

Multiline Retail - 0.9%
Fred’s, Inc. Class A	435,000	5,154,750

Specialty Retail - 8.4%
Cabela’s, Inc[1]	197,532	9,007,459
Children’s Place, Inc. (The)	218,161	12,581,345
Dick’s Sporting Goods, Inc.	302,657	15,014,814
Five Below, Inc.[1]	205,702	6,907,473
Select Comfort Corp.[1]	260,878	5,708,011

		49,219,102

Textiles, Apparel & Luxury Goods - 2.7%
Gildan Activewear, Inc. (Canada)	468,000	14,114,880
Tumi Holdings, Inc.[1]	111,738	1,968,823

		16,083,703

Total Consumer Discretionary		125,550,722

Energy - 6.8%

Energy Equipment & Services - 1.7%
Core Laboratories N.V. (Netherlands)	62,900	6,277,420
Helmerich & Payne, Inc.	77,661	3,670,259

		9,947,679

Oil, Gas & Consumable Fuels - 5.1%
Cameco Corp.	710,999	8,652,858
EOG Resources, Inc.	243,493	17,726,290
Whiting Petroleum Corp. [1]	212,491	3,244,738

		29,623,886

Total Energy		39,571,565

Financials - 15.1%

Capital Markets - 1.5%
Oaktree Capital Group LLC	172,654	8,546,373

	Shares	Value

Commercial Banks - 6.9%
Bank of Hawaii Corp.	145,754	$9,253,922
Citigroup, Inc.	194,000	9,624,340
Citizens Financial Group Inc.	423,772	10,111,200
Synchrony Financial [1]	361,791	11,324,058

		40,313,520

Insurance - 4.0%
MetLife, Inc.	167,820	7,912,713
Old Republic International Corp.	987,113	15,438,447

		23,351,160

Real Estate Investment Trusts - 0.5%
Rayonier, Inc.	133,805	2,953,076

Real Estate Management & Development - 2.2%
Alexander & Baldwin, Inc.	377,938	12,974,612

Total Financials		88,138,741

Health Care - 10.1%

Biotechnology - 1.0%
Neurocrine Biosciences, Inc.[1]	119,022	4,735,885
OvaScience, Inc. [1]	161,979	1,375,202

		6,111,087

Health Care Equipment & Supplies - 4.3%
CR Bard, Inc.	56,681	10,560,237
Hologic, Inc. [1]	370,000	14,478,100

		25,038,337

Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. [1]	165,769	2,682,143

Pharmaceuticals - 4.3%
Impax Laboratories, Inc.[1]	146,376	5,153,899
Nektar Therapeutics [1]	380,605	4,171,431
Pfizer, Inc.	497,043	15,612,120

		24,937,450

Total Health Care		58,769,017

Industrials - 10.7%

Air Freight & Logistics - 1.4%
Hub Group, Inc. Class A1	227,543	8,284,841

Building Products - 0.8%
NCI Building Systems, Inc.[1]	434,939	4,597,305

Commercial Services & Supplies - 2.0%
Clean Harbors, Inc.[1]	264,200	11,616,874

Machinery - 2.9%
Lindsay Corp.	59,500	4,033,505
Xylem, Inc.	399,117	13,110,994

		17,144,499

Marine - 1.0%
Kirby Corp.[1]	93,833	5,812,954

Professional Services - 1.5%
Verisk Analytics, Inc., Class A1	116,765	8,630,101

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	3	www.meridianfund.com

Meridian Contrarian Fund

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

	Shares	Value

Road & Rail - 1.1%
Union Pacific Corp.	76,000	$6,719,160

Total Industrials		62,805,734

Information Technology - 25.3%

Communications Equipment - 1.2%
Motorola Solutions, Inc.	100,443	6,868,292

Electronic Equipment & Instruments - 1.3%
Trimble Navigation Ltd.[1]	455,299	7,476,009

Internet Software & Services - 4.9%
Bankrate, Inc.[1]	469,522	4,859,553
LinkedIn Corp. Class A1	42,500	8,080,525
Marketo, Inc.[1]	269,035	7,645,975
Twitter, Inc. [1]	293,762	7,913,948

		28,500,001

IT Services - 2.3%
CACI International, Inc. Class A1	180,500	13,351,585

Semiconductors - 7.9%
Linear Technology Corp.	253,730	10,238,006
Mellanox Technologies Ltd.[1]	178,279	6,737,163
NVIDIA Corp.	727,357	17,929,350
Power Integrations, Inc.	270,547	11,408,967

		46,313,486

Software - 7.3%
Barracuda Networks, Inc.[1]	250,239	3,898,724
Fortinet, Inc.[1]	143,826	6,109,728
Microsoft Corp.	373,823	16,545,406
Silver Spring Networks, Inc.[1]	450,303	5,799,903
Verint Systems, Inc.[1]	241,700	10,429,355

		42,783,116

Technology Hardware, Storage & Peripherals - 0.4%
Stratasys Ltd.[1]	101,894	2,699,172

Total Information Technology		147,991,661

Materials - 0.5%

Metals & Mining - 0.5%
Newmont Mining Corp.	184,000	2,956,880

Total Materials		2,956,880

Telecommunication Services - 1.0%

Diversified Telecommunications - 1.0%
Iridium Communications, Inc.[1]	997,121	6,132,294

Total Telecommunication Services		6,132,294

	Shares	Value

Utilities - 1.0%

Electric Utilities - 1.0%
MDU Resources Group, Inc.	353,198	$6,075,006

Total Utilities		6,075,006

Total Investments - 92.0%
(Cost $522,875,067)		537,991,620

Cash and Other Assets, Less Liabilities - 8.0%		46,747,272

Net Assets - 100.0%		$584,738,892

N.V.—Naamloze Vennootschap is the Dutch term for limited liability company

[1]	Non-income producing security.

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	4	www.meridianfund.com

Meridian Equity Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value

Common Stocks - 94.8%
Consumer Discretionary - 18.3%

Hotels, Restaurants & Leisure - 3.9%
Las Vegas Sands Corp.	15,500	$588,535
Starbucks Corp.	22,500	1,278,900

		1,867,435

Internet & Catalog Retail - 3.5%
Amazon.com, Inc.[1]	3,200	1,638,048

Media - 3.7%
Time Warner, Inc.	11,000	756,250
Walt Disney Co. (The)[2]	9,693	990,625

		1,746,875

Specialty Retail - 2.4%
TJX Companies, Inc. (The)[2]	16,000	1,142,720

Textiles, Apparel & Luxury Goods - 4.8%
NIKE, Inc. Class B	10,000	1,229,700
VF Corp.	15,000	1,023,150

		2,252,850

Total Consumer Discretionary		8,647,928

Consumer Staples - 8.9%

Beverages - 1.8%
Brown-Forman Corp. Class B	9,000	872,100

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.[2]	7,930	1,146,440

Food Products - 1.2%
Hershey Co. (The)	6,000	551,280

Tobacco - 3.5%
Altria Group, Inc.	18,000	979,200
Reynolds American, Inc.	14,826	656,347

		1,635,547

Total Consumer Staples		4,205,367

Energy - 5.8%

Energy Equipment & Services - 2.0%
National Oilwell Varco, Inc.	25,000	941,250

Oil, Gas & Consumable Fuels - 3.8%
California Resources Corp.	200,000	520,000
Cameco Corp.	21,500	261,655
EOG Resources, Inc.	6,000	436,800
Kinder Morgan, Inc.	12,000	332,160
MarkWest Energy Partners LP	5,595	240,081

		1,790,696

Total Energy		2,731,946

	Shares	Value

Financials - 5.4%

Commercial Banks - 4.2%
JPMorgan Chase & Co.	12,554	$765,417
U.S. Bancorp	13,656	560,033
Wells Fargo & Co.	12,919	663,391

		1,988,841

Diversified Financial Services - 1.2%
Intercontinental Exchange, Inc.	2,500	587,475

Total Financials		2,576,316

Health Care - 11.9%

Biotechnology - 7.1%
Alnylam Pharmaceuticals, Inc.[1]	6,250	502,250
Exact Sciences Corp.[1]	34,888	627,635
Gilead Sciences, Inc.	15,500	1,521,945
OvaScience, Inc. [1]	29,500	250,455
Vertex Pharmaceuticals, Inc. [1]	4,500	468,630

		3,370,915

Life Sciences Tools & Services - 2.2%
Accelerate Diagnostics, Inc. [1]	26,000	420,680
Illumina, Inc. [1]	3,500	615,370

		1,036,050

Pharmaceuticals - 2.6%
Novartis AG ADR	6,660	612,187
Perrigo Co., Plc	3,967	623,890

		1,236,077

Total Health Care		5,643,042

Industrials - 9.3%

Aerospace & Defense - 2.3%
General Dynamics Corp.	2,563	353,566
Lockheed Martin Corp.	3,496	724,756

		1,078,322

Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	7,000	690,830

Professional Services - 3.6%
Equifax, Inc.	17,500	1,700,650

Road & Rail - 2.0%
Union Pacific Corp.[2]	10,500	928,305

Total Industrials		4,398,107

Information Technology - 29.7%

Communications Equipment - 1.0%
QUALCOMM, Inc.	8,500	456,705

Internet Software & Services - 9.8%
Alibaba Group Holding Ltd. ADR[1]	10,888	642,065
Facebook, Inc. Class A1	16,500	1,483,350
Google, Inc. Class A1,2	2,000	1,276,740

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	5	www.meridianfund.com

Meridian Equity Income Fund

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

	Shares	Value

LinkedIn Corp. Class A1	3,660	$695,876
Twitter, Inc. [1]	20,000	538,800

		4,636,831

IT Services - 3.6%
Black Knight Financial Services, Inc. Class A1	19,000	618,450
International Business Machines Corp.	4,250	616,123
Visa, Inc. Class A	7,000	487,620

		1,722,193

Semiconductors - 2.8%
NVIDIA Corp.	55,000	1,355,750

Software - 7.5%
Microsoft Corp.[2]	47,500	2,102,350
Oracle Corp.[2]	14,500	523,740
Workday, Inc. Class A1	13,250	912,395

		3,538,485

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.[2]	20,205	2,228,611
Stratasys Ltd.[1]	6,000	158,940

		2,387,551

Total Information Technology		14,097,515

Materials - 4.4%

Chemicals - 1.9%
Dow Chemical Co. (The)	10,027	425,145
Mosaic Co. (The)	15,000	466,650

		891,795

Metals & Mining - 2.5%
Royal Gold, Inc.	25,500	1,197,990

Total Materials		2,089,785

Utilities - 1.1%

Multi-Utilities - 1.1%
Dominion Resources, Inc.	7,660	539,111

Total Utilities		539,111

Total Common Stocks - 94.8% (Cost $46,790,436)		44,929,117

	Principal Value

Corporate Bonds - 0.5%

Energy - 0.5%

Oil, Gas & Consumable Fuels - 0.5%
Halcon Resources Corp., 9.75%, 7/15/20	$750,000	255,000

Total Corporate Bonds - 0.5% (Cost $555,194)		255,000

	Number of Contracts	Value

Call Options Purchased - 0.1%
Continental Resources, Inc.
Expiring January 20, 2017 at $40.00	150	$43,500
Halliburton Co.
Expiring January 20, 2017 at $50.00	150	22,500
Microsoft Corp.
Expiring January 15, 2016 at $50.00	50	1,950
Twitter, Inc.
Expiring January 20, 2017 at $50.00	25	2,600
Walt Disney Co.
Expiring October 16, 2015 at $120.00	50	100

Total Call Options Purchased - 0.1% (Cost $256,500)		70,650

Total Investments - 95.4%
(Cost $47,602,130)		45,254,767

Cash and Other Assets, Less Liabilities - 4.6%		2,160,546

Net Assets - 100.0%		$47,415,313

	Shares	Value

Securities Sold Short - (2.2)%

Consumer Discretionary - (1.0)%

Hotels, Restaurants & Leisure - (1.0)%
McDonald’s Corp.	(5,000)	$(492,650)

Total Consumer Discretionary		(492,650)

Health Care - (1.2)%

Health Care Providers & Services - (1.2)%
Laboratory Corp. of America Holdings	(5,000)	(542,350)

Total Health Care		(542,350)

Total Securities Sold Short - (2.2%) (Proceeds $(1,025,745))		(1,035,000)

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	6	www.meridianfund.com

Meridian Equity Income Fund

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

	Number of Contracts	Value

Call Options Written - (0.2)%
Amazon.com, Inc.
Expiring October 16, 2015 at $525.00	(10)	$(9,250)
Brown-Forman Corp.
Expiring December 18, 2015 at $115.00	(90)	(5,369)
California Resources Corp.
Expiring January 15, 2016 at $4.00	(500)	(2,500)
Lockheed Martin Corp.
Expiring December 18, 2015 at $225.00	(30)	(3,750)
NIKE, Inc. Class B
Expiring October 16, 2015 at $115.00	(10)	(8,460)
Expiring October 16, 2015 at $125.00	(40)	(6,400)
Expiring January 15, 2016 at $125.00	(50)	(26,750)
Reynolds American, Inc.
Expiring November 20, 2015 at $43.75	(140)	(26,600)
Starbucks Corp.
Expiring January 15, 2016 at $65.00	(50)	(2,650)
Vertex Pharmaceuticals, Inc.
Expiring January 15, 2016 at $150.00	(20)	(3,120)

Total Call Options Written - (0.2)%
(Premium received $(143,144))		$(94,849)

ADR—American Depositary Receipt.

Plc—Public Limited Company

[1]	Non-income producing security.

[2]	Securities, or a portion thereof, were pledged as collateral by the Fund.

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	7	www.meridianfund.com

Meridian Small Cap Growth Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value

Common Stocks - 89.3%
Consumer Discretionary - 20.4%

Auto Components - 1.3%
Dorman Products, Inc.[1]	62,920	$3,201,999

Distributors - 0.4%
Fenix Parts, Inc.[1]	166,345	1,111,185

Diversified Consumer Services - 4.7%
2U, Inc.[1]	96,860	3,477,274
Easterly Acquisition Corp.[1]	262,112	2,634,226
Grand Canyon Education, Inc.[1]	81,908	3,111,685
Pace Holdings Corp.[1]	258,485	2,649,471

		11,872,656

Hotels, Restaurants & Leisure - 3.0%
Del Frisco’s Restaurant Group, Inc.[1]	269,866	3,748,439
Papa Murphy’s Holdings, Inc.[1]	113,094	1,660,220
Texas Roadhouse, Inc.	55,875	2,078,550

		7,487,209

Leisure Equipment & Products - 1.3%
Arctic Cat, Inc.	63,169	1,401,088
Malibu Boats, Inc. Class A1	138,392	1,934,720

		3,335,808

Media - 2.8%
National CineMedia, Inc.	424,545	5,697,394
Rentrak Corp.[1]	26,007	1,406,198

		7,103,592

Specialty Retail - 4.8%
Boot Barn Holdings, Inc. [1]	102,338	1,886,089
Five Below, Inc.[1]	96,921	3,254,607
Hibbett Sports, Inc.[1]	100,987	3,535,555
Monro Muffler Brake, Inc.	30,608	2,067,571
Winmark Corp.	14,133	1,454,568

		12,198,390

Textiles, Apparel & Luxury Goods - 2.1%
Tumi Holdings, Inc.[1]	99,970	1,761,471
Wolverine World Wide, Inc.	165,529	3,582,048

		5,343,519

Total Consumer Discretionary		51,654,358

Energy - 3.9%

Energy Equipment & Services - 2.4%
Era Group, Inc. [1]	129,341	1,936,235
RigNet, Inc.[1]	159,268	4,061,334

		5,997,569

Oil, Gas & Consumable Fuels - 1.5%
Evolution Petroleum Corp.	705,389	3,914,909

Total Energy		9,912,478

Financials - 4.4%

Capital Markets - 1.9%
Financial Engines, Inc.	52,342	1,542,519
PennantPark Investment Corp.	195,527	1,265,059
WisdomTree Investments, Inc.	125,060	2,017,218

		4,824,796

	Shares	Value

Commercial Banks - 1.7%
Bank of the Ozarks, Inc.	96,034	$4,202,448

Real Estate Investment Trusts - 0.8%
Jernigan Capital, Inc.	18,847	329,068
National Storage Affiliates Trust	122,727	1,662,951

		1,992,019

Total Financials		11,019,263

Health Care - 15.3%

Biotechnology - 4.9%
Atara Biotherapeutics, Inc. [1]	35,070	1,102,601
Blueprint Medicines Corp.[1]	51,547	1,100,013
Cellectis SA ADR	14,306	377,106
Chimerix, Inc. [1]	29,656	1,132,859
DBV Technologies SA ADR (France)[1]	32,209	1,146,318
Exact Sciences Corp.[1]	51,590	928,104
Neurocrine Biosciences, Inc.[1]	28,456	1,132,264
OvaScience, Inc. [1]	146,489	1,243,692
Repligen Corp.[1]	34,395	957,901
Spark Therapeutics, Inc. [1]	20,811	868,443
Versartis, Inc.[1]	119,122	1,373,477
Xencor, Inc. [1]	82,034	1,003,276

		12,366,054

Health Care Equipment & Supplies - 6.1%
Endologix, Inc.[1]	232,675	2,852,595
Insulet Corp.[1]	94,693	2,453,496
LDR Holding Corp. [1]	75,406	2,603,769
Merit Medical Systems, Inc.[1]	77,928	1,863,258
Nevro Corp. [1]	29,271	1,357,882
Novadaq Technologies, Inc.[1]	116,006	1,209,943
Quidel Corp.[1]	63,032	1,190,044
Spectranetics Corp. (The)[1]	166,295	1,960,618

		15,491,605

Health Care Providers & Services - 0.8%
National Research Corp. Class A	63,034	752,626
Trupanion, Inc. [1]	181,423	1,369,743

		2,122,369

Health Care Technology - 0.7%
Castlight Health Inc. Class B1	142,337	597,816
Medidata Solutions, Inc.[1]	25,567	1,076,626

		1,674,442

Pharmaceuticals - 2.8%
Marinus Pharmaceuticals, Inc.[1]	144,902	1,208,483
NeuroDerm Ltd.[1]	67,862	1,402,708
Prestige Brands Holdings, Inc.[1]	65,333	2,950,438
Revance Therapeutics, Inc.[1]	45,558	1,355,806
Syndax Pharmaceuticals, Inc., Series
C Preferred, Acquisition Date: 8/18/15, Cost $210,999[1,2,3]	18,851	210,999

		7,128,434

Total Health Care		38,782,904

Industrials - 23.5%

Aerospace & Defense - 1.4%
HEICO Corp. Class A	79,982	3,631,983

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	8	www.meridianfund.com

Meridian Small Cap Growth Fund

Schedule of Investments (continued)

September 30, 2015 (Unaudited)

	Shares	Value

Air Freight & Logistics - 1.9%
Forward Air Corp.	78,925	$3,274,598
Park-Ohio Holdings Corp.	53,737	1,550,850

		4,825,448

Commercial Services & Supplies - 8.4%
Clean Harbors, Inc.[1]	168,261	7,398,436
Heritage-Crystal Clean, Inc.[1]	478,965	4,918,970
InnerWorkings, Inc.[1]	220,509	1,378,181
Ritchie Bros. Auctioneers, Inc. (Canada)	111,537	2,886,578
SP Plus Corp.[1]	198,477	4,594,743

		21,176,908

Electrical Equipment - 0.4%
Power Solutions International, Inc.[1]	50,104	1,137,862

Industrial Conglomerates - 0.3%
Raven Industries, Inc.	40,724	690,272

Machinery - 3.5%
Kennametal, Inc.	50,057	1,245,919
Proto Labs, Inc.[1]	61,777	4,139,059
Tennant Co.	56,829	3,192,653
voxeljet AG ADR (Germany)	64,384	291,016

		8,868,647

Professional Services - 3.7%
CEB, Inc.	81,655	5,580,303
TriNet Group, Inc.[1]	134,708	2,263,094
TrueBlue, Inc.[1]	69,077	1,552,160

		9,395,557

Road & Rail - 3.4%
Heartland Express, Inc.	230,250	4,591,185
Roadrunner Transportation Systems, Inc.[1]	145,496	2,677,126
Saia, Inc.[1]	42,776	1,323,917

		8,592,228

Trading Companies & Distributors - 0.5%
WESCO International, Inc.[1]	26,709	1,241,167

Total Industrials		59,560,072

Information Technology - 19.9%

Electronic Equipment & Instruments - 1.3%
DTS, Inc.[1]	56,522	1,509,138
Mesa Laboratories, Inc.	15,763	1,755,998

		3,265,136

	Shares	Value

Internet Software & Services - 7.7%
Carbonite, Inc.[1]	231,921	$2,581,281
ChannelAdvisor Corp.[1]	321,845	3,199,139
Cimpress, N.V. (Netherlands)[1]	34,526	2,627,774
Dealertrack Technologies, Inc.[1]	46,890	2,961,572
Demandware, Inc.[1]	27,197	1,405,541
LivePerson, Inc.[1]	261,704	1,978,482
SciQuest, Inc.[1]	134,056	1,340,560
Shutterstock, Inc.[1]	48,171	1,456,691
SPS Commerce, Inc.[1]	29,987	2,035,818

		19,586,858

IT Services - 2.1%
Cass Information Systems, Inc.	64,661	3,176,795
Euronet Worldwide, Inc.[1]	27,775	2,057,850

		5,234,645

Software - 8.0%
Callidus Software, Inc.[1]	147,607	2,507,843
Descartes Systems Group, Inc. (The)[1]	68,597	1,213,481
Exa Corp.[1]	190,262	1,965,406
Fleetmatics Group Plc (Ireland)[1]	48,680	2,389,701
RealPage, Inc.[1]	73,353	1,219,127
SolarWinds, Inc.[1]	145,134	5,695,058
Solera Holdings, Inc.	96,086	5,188,644

		20,179,260

Technology Hardware, Storage & Peripherals - 0.8%
Stratasys Ltd.[1]	82,622	2,188,657

Total Information Technology		50,454,556

Materials - 1.9%

Chemicals - 1.9%
Balchem Corp.	76,192	4,630,188

Total Materials		4,630,188

Total Investments - 89.3%
(Cost $246,526,744)		226,013,819

Cash and Other Assets, Less Liabilities - 10.7%		27,205,221

Net Assets - 100.0%		$253,219,040

ADR—American Depositary Receipt.

N.V.—Naamloze Vennootschap is the Dutch term for limited liability company

Plc—Public Limited Company

[1]	Non-income producing security.
[2]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $210,999 and represents 0.08% of net assets.
[3]	Level 3 security. See Note 1 in Notes to Schedules of Investments.

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	9	www.meridianfund.com

Meridian Fund, Inc.

Notes to Schedules of Investments

September 30, 2015 (Unaudited)

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds“or the “Company”) comprises the following separate series: the Meridian Growth Fund (the “Growth Fund”), the Meridian Contrarian Fund (the “Contrarian Fund”), the Meridian Equity Income Fund (the “Equity Income Fund”), and the Meridian Small Cap Growth Fund (the “Small Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”). The Company is registered as an open-end investment company under the Investment Company Act of 1940 and is organized as a Maryland Corporation.

The primary investment objectives of the Growth Fund and Contrarian Fund are to seek long-term growth of capital.

The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.

The primary investment objective of the Small Cap Growth Fund is to seek long-term growth of capital by investing primarily in equity securities of small capitalization companies.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

a.	Share Valuation: The NAV of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of each Fund. The result is rounded to the nearest cent. Each Funds’ shares will not be priced on the days in which the New York Stock Exchange (NYSE) is closed for trading.

b.	Investment Valuations: Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.

Fixed income (debt) securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.

Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued based upon other available factors deemed relevant by Arrowpoint Asset Management, LLC (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

c.	Fair Value Measurements: As described in Note 1.a. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Meridian Funds	10	www.meridianfund.com

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

September 30, 2015 (Unaudited)

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of September 30, 2015 is as follows:

	Level 1	Level 2	Level 3	Total

Growth Fund
Common Stocks	$1,587,205,232	$—	$1,489,005	$1,588,694,237

Total Investments	1,587,205,232	—	1,489,005	1,588,694,237

Contrarian Fund
Common Stocks	537,991,620	—	—	537,991,620

Total Investments	537,991,620	—	—	537,991,620

Equity Income Fund
Assets:
Common Stocks	44,929,117	—	—	44,929,117
Corporate Bonds	—	255,000	—	255,000
Call Options Purchased	70,650	—	—	70,650

Total Investments - Assets	44,999,767	255,000	—	45,254,767

Liabilities:
Call Options Written	(89,480)	(5,369)	—	(94,849)
Securities Sold Short	(1,035,000)	—	—	(1,035,000)

Total Investments - Liabilities	(1,124,480)	(5,369)	—	(1,129,849)

Small Cap Growth Fund
Common Stocks	225,802,820	—	210,999	226,013,819

Total Investments	$225,802,820	$—	$210,999	$226,013,819

* Industry classifications for these categories are detailed in the Schedules of Investments.

The Funds’ policy is to recognize transfers among levels as of the beginning of the reporting period. There were no transfers between levels during the period ended September 30, 2015.

Meridian Growth Fund

	Beginning	Gain (Loss)		Transfers Into	Transfers Out of	Ending Balance
	Balance	During Period	Total Purchases	Level 3	Level 3	9/30/15

Investments in Securities
Common Stocks	$—	$—	$1,489,005	$—	$—	$1,489,005

Total Level 3	$—	$—	$1,489,005	$—	$—	$1,489,005

Meridian Funds	11	www.meridianfund.com

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

September 30, 2015 (Unaudited)

Meridian Small Cap Growth Fund

	Beginning	Gain (Loss)		Transfers Into	Transfers Out of	Ending Balance
	Balance	During Period	Total Purchases	Level 3	Level 3	09/30/15

Investments in Securities
Common Stocks	$—	$—	$210,999	$—	$—	$210,999

Total Level 3	$—	$—	$210,999	$—	$—	$210,999

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the Funds’ Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Meridian Growth Fund

Impact to
			Significant		Valuation from
		Valuation	Unobservable	Value or Range	an Increase in
Investments in Securities	Market Value	Technique(s)	Input(s)	of Input(s)	Inputs

Common Stocks	$1,489,005	Recent comparable transaction price[1]	—	—	—

1 No quantitative unobservable inputs were significant to the fair value determination.

Meridian Small Cap Growth Fund

Impact to
			Significant		Valuation from
		Valuation	Unobservable	Value or Range	an Increase in
Investments in Securities	Market Value	Technique(s)	Input(s)	of Input(s)	Inputs

Common Stocks	$210,999	Recent comparable transaction price[1]	—	—	—

1 No quantitative unobservable inputs were significant to the fair value determination.

2.	Other Investment Transactions

a.	Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

b.	Securities Lending: The Funds have entered into an agreement with The Bank of New York Mellon (the “Lending Agent”), dated September 23, 2015, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the market value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The Meridian Growth Fund, Meridian Contrarian Fund, Meridian Equity Income Fund, and the Meridian Small Cap Growth Fund did not engage in securities lending during the period ended September 30, 2015.

Meridian Funds	12	www.meridianfund.com

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

September 30, 2015 (Unaudited)

c.	Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered”, meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation. In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

d.	Short Sales: The Funds may engage in short sales. A short sale occurs when a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

3.	Federal Income Tax Information: For U.S. federal income tax purposes, the aggregate cost of investments, aggregate gross unrealized appreciation and depreciation, and net unrealized appreciation/(depreciation) of investments at September 30, 2015 were as follows:

			Aggregate
		Aggregate Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Growth Fund	$1,647,322,128	$175,490,053	$(234,117,943)	$(58,627,891)
Contrarian Fund	522,875,067	58,835,133	(43,718,581)	15,116,553
Equity Income Fund	47,602,130	3,243,009	(5,590,372)	(2,347,363)
Small Cap Growth Fund	246,526,744	13,126,793	(33,639,718)	(20,512,925)

Meridian Funds	13	www.meridianfund.com

ITEM 2 — CONTROLS AND PROCEDURES

a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).
b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

c)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act (17 CFR 270.30a-2), are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date:	November 25, 2015

By:	/s/ Derek J. Mullins
Derek J. Mullins
Principal Financial Officer and Treasurer

Date:	November 25, 2015